Share-Based Payments - 2018 Sharesave Plan (Details)		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2025
2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period		5 years
Maximum period shares may be granted after approval		10 years
Share Success Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	7 years
Vesting period	3 years
Bottom of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period		3 years
Top of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period		5 years